ACQUISITIONS - Net Assets And Liabilities Acquired (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Apr. 01, 2021	Feb. 01, 2021	Dec. 31, 2020	Jul. 16, 2020
Business Acquisition [Line Items]
Goodwill	$ 67,127			$ 44,904
Minimum
Business Acquisition [Line Items]
Expected useful life of acquired property, plant and equipment	3 years
Maximum
Business Acquisition [Line Items]
Expected useful life of acquired property, plant and equipment	5 years
Technology | Minimum
Business Acquisition [Line Items]
Expected Useful Life	3 years
Technology | Maximum
Business Acquisition [Line Items]
Expected Useful Life	5 years
Customer relationships | Minimum
Business Acquisition [Line Items]
Expected Useful Life	5 years
Customer relationships | Maximum
Business Acquisition [Line Items]
Expected Useful Life	6 years
Brand | Minimum
Business Acquisition [Line Items]
Expected Useful Life	1 year
Brand | Maximum
Business Acquisition [Line Items]
Expected Useful Life	7 years
Non-competition agreements
Business Acquisition [Line Items]
Expected Useful Life	3 years
SmarterChaos
Business Acquisition [Line Items]
Goodwill					$ 3,078
Accounts receivable					576
Property and equipment					28
Accounts payable					(1,156)
Other assets acquired and liabilities assumed, net					496
Net assets and liabilities acquired					5,799
SmarterChaos | Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired					0
SmarterChaos | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired					2,500
SmarterChaos | Customer relationships | Minimum
Business Acquisition [Line Items]
Expected Useful Life	5 years
SmarterChaos | Customer relationships | Maximum
Business Acquisition [Line Items]
Expected Useful Life	6 years
SmarterChaos | Brand
Business Acquisition [Line Items]
Finite-lived intangible assets acquired					277
SmarterChaos | Brand | Minimum
Business Acquisition [Line Items]
Expected Useful Life	1 year
SmarterChaos | Brand | Maximum
Business Acquisition [Line Items]
Expected Useful Life	7 years
SmarterChaos | Non-competition agreements
Business Acquisition [Line Items]
Finite-lived intangible assets acquired					$ 0
Aimtell, PushPros and Aramis
Business Acquisition [Line Items]
Goodwill			$ 4,853
Accounts receivable			3,313
Property and equipment			250
Accounts payable			(2,966)
Other assets acquired and liabilities assumed, net			1,057
Net assets and liabilities acquired			25,270
Aimtell, PushPros and Aramis | Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			10,500
Expected Useful Life	7 years
Aimtell, PushPros and Aramis | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			7,920
Aimtell, PushPros and Aramis | Customer relationships | Minimum
Business Acquisition [Line Items]
Expected Useful Life	5 years
Aimtell, PushPros and Aramis | Customer relationships | Maximum
Business Acquisition [Line Items]
Expected Useful Life	6 years
Aimtell, PushPros and Aramis | Brand
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			226
Aimtell, PushPros and Aramis | Brand | Minimum
Business Acquisition [Line Items]
Expected Useful Life	1 year
Aimtell, PushPros and Aramis | Brand | Maximum
Business Acquisition [Line Items]
Expected Useful Life	7 years
Aimtell, PushPros and Aramis | Non-competition agreements
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			$ 117
Crisp Results
Business Acquisition [Line Items]
Goodwill		$ 17,370
Accounts receivable		2,610
Property and equipment		220
Accounts payable		(1,593)
Other assets acquired and liabilities assumed, net		0
Net assets and liabilities acquired		49,707
Crisp Results | Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired		0
Crisp Results | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired		26,000
Crisp Results | Brand
Business Acquisition [Line Items]
Finite-lived intangible assets acquired		5,100
Crisp Results | Non-competition agreements
Business Acquisition [Line Items]
Finite-lived intangible assets acquired		$ 0